Other Current Assets	12 Months Ended
Dec. 31, 2021
Current assets
Other Current Assets

Note 5 - Other Current Assets

	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Due from Government institutions and income tax receivables	2,623	2,269
Prepaid expenses	2,025	455
Interest receivable	463	207
Other	542	435

	5,653	3,366